Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions		12 Months Ended
	Jun. 04, 2024	Dec. 31, 2024 CAD ($) MW Customers km
Labrador-Island Link Limited Partnership
Nature of operations [Line items]
Percent of equity interest sold	31.10%
Operating | Canadian Electric Utilities | NSP Maritime Link Inc Project
Nature of operations [Line items]
Public Utilities, Equipment, Transmission and Distribution | $		$ 1.8
100% ownership		100.00%
Labrador-Island Link Limited Partnership | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		0.00%
Maritimes and Northeast Pipeline | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		12.90%
Maritimes and Northeast Pipeline | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km		1,400
St. Lucia Electricity Services Limited | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		19.50%
Bear Swamp Power Company LLC | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW		660
Tampa Electric | Operating | Florida Electric Utility
Nature of operations [Line items]
Number of Customers		855,000
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Number of Customers		557,000
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers		135,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers		19,500
Peoples Gas System Division | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers		508,000
New Mexico Gas Company | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers		550,000
Emera Brunswick Pipeline Company Limited
Nature of operations [Line items]
Length Of Pipeline | km		145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Nature of operations [Line items]
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		25 years
Emera Energy | Bear Swamp Power Company LLC | Other
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		50.00%
Brooklyn Power Corporation | Operating | Other
Nature of operations [Line items]
Public Utilities Property Plant And Equipment Generation Capacity | MW		30